Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) commercial_unit segment	Dec. 31, 2023 DKK (kr)
Disclosure of geographical areas [line items]
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Property, plant and equipment and intangible assets	kr 273,578	kr 151,367
USA
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	10.00%
Property, plant and equipment and intangible assets	kr 57,141	kr 46,609
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.20%	99.20%
Denmark
Disclosure of geographical areas [line items]
Property, plant and equipment and intangible assets	kr 177,471	kr 82,274